PMC Diversified Equity Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.59%
Accommodation - 0.18%
Caesars Entertainment, Inc. (a)	8,213	$739,745
GreenTree Hospitality Group Ltd. - ADR (a)	1,760	13,693
Huazhu Group Ltd. - ADR (a)	3,096	122,354
MGM Resorts International	20,190	799,120
Penn National Gaming, Inc. (a)(c)	4,071	208,557
Vail Resorts, Inc. (c)	193	64,020
		1,947,489
Administration of Human Resource Programs - 0.01%
Hailiang Education Group, Inc. - ADR (a)	4,740	90,060
Administrative and Support Services - 1.82%
9F, Inc. - ADR (a)(c)	28,478	36,167
ABM Industries, Inc.	6,173	277,785
Alibaba Group Holding Ltd. - ADR (a)	12,344	1,574,230
Alliance Data Systems Corp.	3,842	261,871
AMN Healthcare Services, Inc. (a)	3,103	353,773
ASGN, Inc. (a)	2,866	348,735
Atlas Copco AB - Class A - ADR	31,217	1,922,811
Atlas Copco AB - Class B - ADR	22,868	1,193,710
Baker Hughes Co. (c)	17,427	406,746
Bilibili, Inc. - ADR (a)(c)	3,228	213,080
Broadridge Financial Solutions, Inc.	1,949	328,543
Cloudflare, Inc. (a)(c)	9,618	1,810,492
Conduent, Inc. (a)	34,726	175,019
Criteo SA - ADR (a)	26,893	1,010,101
Deutsche Post AG - ADR	41,234	2,449,301
Evolent Health, Inc. - Class A (a)	5,742	149,292
Expedia Group, Inc. (a)	838	134,993
Fortum OYJ - ADR	236,338	1,348,308
Genetron Holdings Ltd. - ADR (a)	2,414	21,823
HeadHunter Group PLC - ADR	3,254	178,807
Hillenbrand, Inc.	7,163	319,470
Jiayin Group, Inc. - ADR (a)	11,742	37,927
Kforce, Inc.	8,370	641,394
Loyalty Ventures, Inc. (a)	1,537	44,106
ManpowerGroup, Inc.	5,688	509,815
MasTec, Inc. (a)(c)	6,050	557,628
PayPal Holdings, Inc. (a)	1,241	229,448
QIWI PLC - ADR (c)	1,524	13,045
Robert Half International, Inc.	1,495	166,199
Secom Co. Ltd. - ADR	46,020	774,977
TrueBlue, Inc. (a)	8,722	226,946
TTEC Holdings, Inc.	4,901	413,595
Tuniu Corp. - ADR (a)	13,367	12,300
Verizon Communications, Inc.	35,935	1,806,452
		19,948,889
Air Transportation - 0.05%
American Airlines Group, Inc. (a)	8,839	156,362
Atlas Air Worldwide Holdings, Inc. (a)(c)	3,590	314,520
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	1,292	19,147
Swire Pacific Ltd. - ADR (c)	9,942	55,775
		545,804
Ambulatory Health Care Services - 1.02%
Acadia Healthcare Co., Inc. (a)	4,520	253,888
Accustem Sciences Ltd. - ADR (a)(c)	54,218	12,199
Aesthetic Medical International Holdings Group Ltd. - ADR (a)	1,724	4,413
Amedisys, Inc. (a)(c)	1,476	206,123
CareDx, Inc. (a)(c)	2,247	96,936
DaVita, Inc. (a)	15,354	1,450,953
DBV Technologies SA - ADR (a)	26,591	79,773
Laboratory Corp. of America Holdings (a)	7,051	2,011,861
LHC Group, Inc. (a)	1,595	182,978
MEDNAX, Inc. (a)	8,066	198,101
Medpace Holdings, Inc. (a)	2,731	566,437
Molina Healthcare, Inc. (a)	2,377	677,873
Novocure Ltd. (a)(b)	2,225	208,349
Option Care Health, Inc. (a)	8,677	219,616
Progyny, Inc. (a)(c)	2,496	126,722
Quest Diagnostics, Inc.	12,604	1,873,963
Select Medical Holdings Corp.	10,336	277,522
Sonic Healthcare Ltd. - ADR	83,577	2,532,383
Surgery Partners, Inc. (a)(c)	3,320	147,275
		11,127,365
Animal Production and Aquaculture - 0.02%
Cresud SACIF y A - ADR (a)	14,429	64,065
Mowi ASA - ADR	8,822	199,907
		263,972
Apparel Manufacturing - 0.12%
ANTA Sports Products Ltd. - ADR (c)	1,423	571,221
Deckers Outdoor Corp. (a)	984	398,914
G-III Apparel Group Ltd. (a)(c)	5,952	176,417
Shenzhou International Group Holdings Ltd. - ADR	6,407	120,131
		1,266,683
Beverage and Tobacco Product Manufacturing - 1.02%
Altria Group, Inc.	46,119	1,966,514
Cia Cervecerias Unidas SA - ADR	8,418	135,277
Coca-Cola Bottlers Japan Holdings, Inc. - ADR	626	3,556
Coca-Cola Consolidated, Inc.	761	434,204
Coca-Cola Femsa SAB de CV - ADR	5,663	278,167
Diageo PLC - ADR	5,848	1,188,137
Embotelladora Andina SA - Class A - ADR	5,829	60,407
Embotelladora Andina SA - Class B - ADR	7,036	83,025
Kirin Holdings Co. Ltd. - ADR	40,097	637,141
Molson Coors Brewing Co. - Class B (c)	21,947	975,325
Monster Beverage Corp. (a)	5,747	481,484
Philip Morris International, Inc.	40,044	3,441,381
Swedish Match AB - ADR	157,953	1,134,103
Vector Group Ltd. (c)	19,864	308,687
		11,127,408
Broadcasting (except Internet) - 1.51%
Altice USA, Inc. - Class A (a)	64,783	1,026,163
Comcast Corp. - Class A	80,973	4,047,031
Discovery, Inc. - Class A (a)(c)	43,772	1,018,574
Discovery, Inc. - Class C (a)(c)	77,944	1,770,108
DISH Network Corp. - Class A (a)	46,363	1,448,844
EW Scripps Co. - Class A	8,631	159,932
Fox Corp. - Class A (c)	48,067	1,716,472
Fox Corp. - Class B	25,228	847,661
Grupo Televisa SAB - ADR	35,988	330,730
Nexstar Media Group, Inc. - Class A	3,535	528,483
ProSiebenSat.1 Media SE - ADR	164,332	594,882
Roku, Inc. (a)	2,671	607,946
ViacomCBS, Inc. - Class A	19,630	654,857
ViacomCBS, Inc. - Class B	51,494	1,593,739
WideOpenWest, Inc. (a)	10,933	203,354
		16,548,776
Building Material and Garden Equipment and Supplies Dealers - 0.43%
Lowe's Companies, Inc.	10,995	2,689,267
Snap-on, Inc. (c)	9,993	2,057,659
		4,746,926
Chemical Manufacturing - 6.14%
Abbott Laboratories	14,761	1,856,491
AbbVie, Inc.	14,167	1,633,172
Albemarle Corp.	300	79,947
Alkermes PLC (a)(b)	13,203	289,410
Alterity Therapeutics Ltd. - ADR (a)(c)	82,386	80,722
Amyris, Inc. (a)(c)	9,796	67,201
Asahi Kasei Corp. - ADR	19,105	357,264
Astellas Pharma, Inc. - ADR	50,996	793,243
AstraZeneca PLC - ADR	44,056	2,415,590
BASF SE - ADR	1,006	16,519
Bicycle Therapeutics PLC - ADR (a)	1,906	102,448
BioLine RX Ltd. - ADR (a)	19,489	51,256
Biondvax Pharmaceuticals Ltd. - ADR (a)(c)	50,005	86,009
Bio-Techne Corp.	1,298	612,695
Blueprint Medicines Corp. (a)	955	91,871
Celanese Corp.	865	130,926
Cellectis SA - ADR (a)	9,406	81,080
CF Industries Holdings, Inc.	11,797	714,780
Chugai Pharmaceutical Co. Ltd. - ADR (c)	57,934	938,820
Clinuvel Pharmaceuticals Ltd. - ADR (c)	15,647	318,729
Corcept Therapeutics, Inc. (a)	10,392	218,232
Daiichi Sankyo Co. Ltd. - ADR	47,993	1,198,193
Denali Therapeutics, Inc. (a)(c)	5,571	257,714
Dow, Inc.	608	33,397
Dr Reddy's Laboratories Ltd. - ADR	7,415	462,993
DuPont de Nemours, Inc.	24,188	1,788,945
Editas Medicine, Inc. (a)	3,930	128,354
Eisai Co. Ltd. - ADR	6,081	366,076
Eli Lilly & Co.	8,179	2,028,719
Emergent BioSolutions, Inc. (a)	3,458	152,567
Fate Therapeutics, Inc. (a)(c)	2,116	116,401
Gilead Sciences, Inc.	27,602	1,902,606
GlaxoSmithKline PLC - ADR	24,096	990,828
H Lundbeck A/S - ADR	7,039	176,010
Halozyme Therapeutics, Inc. (a)(c)	8,752	287,766
Horizon Therapeutics PLC (a)(b)	5,763	597,969
Innoviva, Inc. (a)(c)	17,143	286,631
Intellia Therapeutics, Inc. (a)(c)	2,124	244,281
Inter Parfums, Inc.	2,269	199,286
Ipsen SA - ADR	10,399	250,200
Ironwood Pharmaceuticals, Inc. (a)	20,288	224,994
Kao Corp. - ADR	103,520	1,050,729
Kazia Therapeutics Ltd. - ADR (a)	26,411	264,638
Kose Corp. - ADR (c)	33,747	809,591
Kronos Worldwide, Inc.	1,476	20,664
Kuraray Co. Ltd. - ADR	3,509	87,690
Ligand Pharmaceuticals, Inc. (a)(c)	1,310	212,115
LyondellBasell Industries NV - Class A (b)	11,605	1,011,144
Merck & Co., Inc.	14,004	1,049,040
Merck KGaA - ADR	34,616	1,720,415
Meridian Bioscience, Inc. (a)(c)	5,981	119,082
Moderna, Inc. (a)	5,874	2,070,174
Mosaic Co.	17,662	604,394
Myriad Genetics, Inc. (a)	6,464	167,159
Neurocrine Biosciences, Inc. (a)	2,461	204,878
Novartis AG - ADR	23,394	1,864,502
Novavax, Inc. (a)(c)	1,324	276,226
Novo Nordisk A/S - ADR	75,526	8,068,442
Nu Skin Enterprises, Inc. - Class A (c)	3,322	145,769
Ono Pharmaceutical Co. Ltd. - ADR (c)	121,868	892,074
OPKO Health, Inc. (a)(c)	44,968	176,724
Otsuka Holdings Co. Ltd. - ADR	45,063	808,430
Pacira BioSciences, Inc. (a)	1,941	102,135
Pfizer, Inc.	91,608	4,922,097
Prestige Consumer Healthcare, Inc. (a)	6,616	370,165
Procter & Gamble Co.	1,437	207,761
Quidel Corp. (a)(c)	1,823	269,002
Regeneron Pharmaceuticals, Inc. (a)	1,737	1,105,653
Repligen Corp. (a)	2,513	719,975
Rogers Corp. (a)	1,297	353,588
Sage Therapeutics, Inc. (a)	6,644	258,518
Sanofi - ADR	56,196	2,673,244
Santen Pharmaceutical Co. Ltd. - ADR	19,039	250,363
Shin-Etsu Chemical Co. Ltd. - ADR	65,294	2,725,698
Shionogi & Co Ltd. - ADR	48,314	840,664
Sumitomo Chemical Co. Ltd. - ADR	19,666	448,581
Supernus Pharmaceuticals, Inc. (a)(c)	9,425	282,467
Sysmex Corp. - ADR	23,678	1,476,797
Takeda Pharmaceutical Co. Ltd. - ADR	81,734	1,091,149
Trinity Biotech PLC - ADR (a)	110,901	205,167
Tronox Holdings PLC - Class A (b)	13,230	290,928
Twist Bioscience Corp. (a)(c)	1,562	149,171
United Therapeutics Corp. (a)	4,733	896,904
West Pharmaceutical Services, Inc.	5,028	2,225,694
Westlake Chemical Corp. (c)	1,135	105,464
XTL Biopharmaceuticals Ltd. - ADR (a)	5,461	16,711
Yara International ASA - ADR	37,263	914,993
		67,157,104
Clothing and Clothing Accessories Stores - 0.91%
Abercrombie & Fitch Co. - Class A (a)	10,422	375,192
American Eagle Outfitters, Inc. (c)	12,423	321,631
ASOS PLC - ADR (a)(c)	3,276	102,080
Bath & Body Works, Inc. (a)	36,513	2,743,222
Buckle, Inc. (c)	8,625	405,720
Burberry Group PLC - ADR	1,038	24,279
Fast Retailing Co. Ltd. - ADR	18,218	1,081,056
Foot Locker, Inc.	7,403	337,873
Genesco, Inc. (a)(c)	5,209	329,209
H & M Hennes & Mauritz AB - ADR	22,257	77,900
KKR & Co, Inc. - Class A	30,651	2,281,967
Pandora A/S - ADR	39,297	1,216,242
Signet Jewelers Ltd. (b)	3,655	355,047
Zumiez, Inc. (a)(c)	6,875	314,600
		9,966,018
Computer and Electronic Product Manufacturing - 15.66%
ABIOMED, Inc. (a)	26	8,184
ADTRAN, Inc.	12,240	249,451
Advanced Micro Devices, Inc. (a)	11,448	1,813,020
Advantest Corp. - ADR	16,380	1,455,363
Agilent Technologies, Inc.	12,539	1,892,135
Alphabet, Inc. - Class A (a)	4,318	12,254,267
Alphabet, Inc. - Class C (a)	3,541	10,088,450
Amkor Technology, Inc. (c)	18,526	399,421
Amphenol Corp. - Class A	17,790	1,433,518
Analog Devices, Inc.	537	96,794
Apple, Inc.	118,034	19,511,020
Arista Networks, Inc. (a)	520	64,511
ASE Technology Holding Co Ltd. - ADR (c)	70,800	517,548
AU Optronics Corp. - ADR	33,995	247,824
Avanos Medical, Inc. (a)	4,433	133,744
Avaya Holdings Corp. (a)	8,758	170,518
Bio-Rad Laboratories, Inc. - Class A (a)	1,663	1,252,572
Bloom Energy Corp. (a)(c)	2,839	78,016
Brainsway Ltd. - ADR (a)	6,027	46,830
Broadcom, Inc.	5,922	3,278,893
Bruker Corp.	6,144	497,603
ChipMOS Technologies, Inc. - ADR	18,130	595,571
Ciena Corp. (a)	6,020	362,585
Cirrus Logic, Inc. (a)	4,899	392,802
Cisco Systems, Inc.	80,038	4,389,284
Corsair Gaming, Inc. (a)(c)	8,757	196,157
Danaher Corp.	10,667	3,430,934
Dell Technologies, Inc. - Class C (a)	14,502	818,928
Diodes, Inc. (a)	4,695	499,313
Dolby Laboratories, Inc. - Class A (c)	4,586	382,518
Enphase Energy, Inc. (a)	2,147	536,750
FormFactor, Inc. (a)	8,116	340,223
Fortinet, Inc. (a)	4,660	1,547,633
Hologic, Inc. (a)	24,932	1,863,168
HP, Inc.	95,418	3,366,347
IDEXX Laboratories, Inc. (a)	1,053	640,298
Intel Corp.	63,258	3,112,294
Jabil, Inc.	12,796	748,054
JinkoSolar Holding Co. Ltd. - ADR (a)	4,473	233,848
Juniper Networks, Inc. (c)	11,438	356,065
Keysight Technologies, Inc. (a)	19,712	3,833,589
Kyocera Corp. - ADR	9,919	588,593
L3Harris Technologies, Inc.	3,107	649,612
Lam Research Corp.	6,789	4,615,501
Lasertec Corp. - ADR	9,167	484,476
Lattice Semiconductor Corp. (a)	6,376	484,130
LG Display Co. Ltd. - ADR (a)	23,878	200,336
Logitech International SA (b)	953	75,954
Lumentum Holdings, Inc. (a)(c)	2,434	211,198
MACOM Technology Solutions Holdings, Inc. (a)(c)	2,752	197,896
Medtronic PLC (b)	13,351	1,424,552
Methode Electronics, Inc. (c)	10,139	450,881
Micron Technology, Inc.	37,829	3,177,636
MKS Instruments, Inc. (c)	3,831	582,925
Monolithic Power Systems, Inc.	292	161,610
Motorola Solutions, Inc.	9,759	2,470,784
Nano Dimension Ltd. - ADR (a)(c)	15,138	72,511
Natus Medical, Inc. (a)	4,872	110,107
NetApp, Inc.	38,334	3,407,126
NETGEAR, Inc. (a)(c)	8,761	234,269
Nitto Denko Corp. - ADR	37,839	1,315,662
Northrop Grumman Corp.	868	302,758
NVIDIA Corp.	23,425	7,654,353
O2Micro International Ltd. - ADR (a)	14,141	73,675
Omnicell, Inc. (a)(c)	1,949	344,973
Omron Corp. - ADR	14,903	1,434,712
ON Semiconductor Corp. (a)	48,011	2,949,316
Onto Innovation, Inc. (a)(c)	5,170	486,807
OSI Systems, Inc. (a)(c)	3,074	279,519
Otis Worldwide Corp.	5,760	463,104
Panasonic Corp. - ADR	122,257	1,332,601
PerkinElmer, Inc.	8,482	1,545,081
Plantronics, Inc. (a)(c)	3,433	87,610
Power Integrations, Inc.	5,042	504,351
Qorvo, Inc. (a)	16,212	2,370,681
QUALCOMM, Inc.	23,755	4,289,203
ReneSola Ltd. - ADR (a)	5,775	39,848
Rohm Co. Ltd. - ADR (c)	17,025	807,666
Sanmina Corp. (a)	14,008	511,852
Seagate Technology Holdings PLC (b)	31,105	3,193,550
Seiko Epson Corp. - ADR	109,371	866,218
Sharp Corp. - ADR	80,529	219,844
Silicon Motion Technology Corp. - ADR	1,890	130,467
SiTime Corp. (a)	833	248,634
Skyworks Solutions, Inc.	10,541	1,598,648
Sonos, Inc. (a)(c)	7,140	225,981
Sony Group Corp. - ADR	29,132	3,549,735
STMicroelectronics NV (b)	14,142	686,453
Sumitomo Electric Industries Ltd. - ADR (c)	33,761	439,872
SunPower Corp. (a)(c)	5,154	147,662
Super Micro Computer, Inc. (a)	7,597	314,516
Synaptics, Inc. (a)	2,448	690,924
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	56,171	6,580,433
TDK Corp. - ADR (c)	19,758	782,417
Teradata Corp. (a)	4,889	212,280
Teradyne, Inc.	16,540	2,528,470
Texas Instruments, Inc.	12,520	2,408,472
Thermo Fisher Scientific, Inc.	7,388	4,675,347
Toshiba Corp. - ADR	9,789	194,312
Trane Technologies PLC (b)	2,358	440,121
Trimble, Inc. (a)	23,121	1,985,400
United Microelectronics Corp. - ADR	99,762	1,160,232
Varex Imaging Corp. (a)	7,155	204,275
Vishay Intertechnology, Inc.	15,240	310,439
VTech Holdings Ltd. - ADR	37,455	313,498
Waters Corp. (a)	4,111	1,348,696
Western Digital Corp. (a)	37,491	2,168,479
Xperi Holding Corp.	18,906	338,796
Zebra Technologies Corp. - Class A (a)	6,671	3,927,751
		171,421,834
Construction of Buildings - 1.07%
Avantor, Inc. (a)	19,687	777,243
Barratt Developments PLC - ADR	18,466	342,544
Daito Trust Construction Co. Ltd. - ADR	21,242	575,021
Daiwa House Industry Co. Ltd. - ADR	25,232	734,756
DR Horton, Inc.	20,532	2,005,976
KB Home (c)	2,697	107,853
Lennar Corp. - Class A (c)	18,770	1,971,789
Lennar Corp. - Class B	24,649	2,114,390
LGI Homes, Inc. (a)(c)	1,441	207,014
MDC Holdings, Inc.	7,427	355,308
Mitie Group PLC - ADR (a)(c)	113,343	396,701
NVR, Inc. (a)	49	256,042
PulteGroup, Inc.	23,743	1,187,862
Toll Brothers, Inc.	3,846	244,106
Tri Pointe Homes, Inc. (a)	13,361	333,624
Tutor Perini Corp. (a)	9,878	127,031
		11,737,260
Couriers and Messengers - 0.11%
FedEx Corp.	5,167	1,190,322
Credit Intermediation and Related Activities - 4.28%
Ally Financial, Inc.	40,271	1,845,620
American Express Co.	1,290	196,467
Ameris Bancorp (c)	2,003	97,486
Associated Banc-Corp (c)	9,559	209,342
Australia & New Zealand Banking Group Ltd. - ADR	49,699	941,299
B&M European Value Retail SA - ADR (c)	9,295	306,061
Banco BBVA Argentina SA - ADR (a)	56,497	167,796
Banco Bilbao Vizcaya Argentaria SA - ADR	259,018	1,372,795
Banco de Chile - ADR	1,844	35,036
Banco Macro SA - ADR (a)	481	6,383
Banco Santander Chile - ADR	28,736	508,915
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	45,917	281,012
Banco Santander SA - ADR	146,822	456,616
Bank Hapoalim BM - ADR (c)	1,437	70,011
Bank Mandiri Persero Tbk PT - ADR	63,790	620,358
Bank of East Asia Ltd. - ADR	123,974	177,903
Bank OZK (c)	5,421	242,373
Bank Rakyat Indonesia Persero Tbk PT - ADR	57,446	812,286
Barclays PLC - ADR	176,705	1,749,380
BNP Paribas SA - ADR	121,904	3,802,794
China Merchants Bank Co. Ltd. - ADR	7,118	276,855
Citigroup, Inc.	33,821	2,154,398
Commonwealth Bank of Australia - ADR	1,794	117,651
Credit Agricole SA - ADR	202,771	1,378,843
Danske Bank A/S - ADR (c)	85,921	712,715
DBS Group Holdings Ltd. - ADR	4,311	383,507
Discover Financial Services	4,289	462,569
DNB Bank ASA - ADR (c)	82,242	1,798,633
Encore Capital Group, Inc. (a)	3,070	179,104
Fifth Third Bancorp	503	21,201
FinVolution Group - ADR (c)	64,229	377,024
Grupo Financiero Banorte SAB de CV - ADR	7,772	235,025
Grupo Financiero Galicia SA - ADR	7,147	62,036
Hachijuni Bank Ltd. - ADR	10,199	321,218
Hilltop Holdings, Inc. (c)	15,391	523,756
ICICI Bank Ltd. - ADR	81,001	1,495,278
JPMorgan Chase & Co.	6,657	1,057,331
Kasikornbank PCL - ADR	1,327	20,695
KBC Group NV - ADR	2,304	96,342
Malayan Banking Bhd - ADR	100	398
Mizuho Financial Group, Inc. - ADR	532,231	1,303,966
Mr Cooper Group, Inc. (a)	5,642	221,561
National Australia Bank Ltd. - ADR	80,597	785,015
Nelnet, Inc. - Class A (c)	2,776	239,291
New York Community Bancorp, Inc. (c)	29,289	350,882
OneMain Holdings, Inc.	8,618	429,090
ORIX Corp. - ADR	25,104	2,477,011
Oversea-Chinese Banking Corp. Ltd. - ADR	13,376	217,895
PennyMac Financial Services, Inc.	3,879	245,657
PNC Financial Services Group, Inc.	426	83,922
Popular, Inc. (b)	5,796	451,045
Regions Financial Corp. (c)	31,820	723,905
Rocket Cos, Inc. (c)	51,349	795,910
Sberbank of Russia PJSC - ADR	119,989	2,029,014
Simmons First National Corp. - Class A (c)	6,789	197,628
Smith & Wesson Brands, Inc. (c)	8,576	195,104
Sumitomo Mitsui Trust Holdings, Inc. - ADR	43,557	134,156
Svenska Handelsbanken AB - ADR	210,397	1,289,734
Swedbank AB - ADR	86,791	1,748,839
Synchrony Financial	18,740	839,365
UBS Group AG (b)	197,133	3,406,457
Wells Fargo & Co.	45,435	2,170,883
Western Union Co. (c)	13,105	207,321
World Acceptance Corp. (a)	116	23,829
Xiaobai Maimai, Inc. - ADR (a)	64	189
Zions Bancorp NA	10,730	676,848
		46,819,029
Crop Production - 0.14%
Japan Tobacco, Inc. - ADR (c)	158,965	1,580,111
Data Processing, Hosting and Related Services - 0.10%
CSG Systems International, Inc.	6,009	316,734
Mercury Fintech Holding, Inc. - ADR (a)(c)	19,600	71,148
Sciplay Corp. - Class A (a)	15,866	254,808
Shutterstock, Inc. (c)	1,862	212,287
Sify Technologies Ltd. - ADR (a)(c)	43,421	160,658
Upwork, Inc. (a)(c)	2,774	103,359
		1,118,994
Educational Services - 0.00%
Bright Scholar Education Holdings Ltd. - ADR	7,820	14,936
China Online Education Group - ADR (a)	857	1,423
New Oriental Education & Technology Group, Inc. - ADR (a)	8,710	19,249
TAL Education Group - ADR (a)	1,374	7,117
		42,725
Electrical Equipment, Appliance, and Component Manufacturing - 1.35%
Acuity Brands, Inc.	1,373	276,454
AZZ, Inc.	4,363	226,396
Generac Holdings, Inc. (a)	556	234,209
GrafTech International Ltd.	22,784	265,434
Hitachi Ltd. - ADR	25,102	2,968,313
iRobot Corp. (a)(c)	575	43,648
Mitsubishi Electric Corp. - ADR	42,676	1,066,046
Murata Manufacturing Co. Ltd. - ADR	126,843	2,326,301
Nidec Corp. - ADR	83,691	2,401,932
Plug Power, Inc. (a)(c)	13,704	546,104
Regal Beloit Corp.	2,512	397,147
Resideo Technologies, Inc. (a)	11,478	299,461
Siemens AG - ADR	20,701	1,656,908
Viomi Technology Co. Ltd. - ADR (a)(c)	43,692	132,387
Whirlpool Corp.	6,148	1,338,666
Yaskawa Electric Corp. - ADR	6,569	584,378
		14,763,784
Electronics and Appliance Stores - 0.14%
AMC Networks, Inc. - Class A (a)(c)	5,559	214,633
Best Buy Co., Inc.	9,779	1,044,984
Sega Sammy Holdings, Inc. - ADR	72,278	289,835
		1,549,452
Fabricated Metal Product Manufacturing - 1.19%
Alfa Laval AB - ADR	44,043	1,704,024
Assa Abloy AB - ADR	66,646	933,377
Atkore, Inc. (a)	6,058	645,177
Axon Enterprise, Inc. (a)	982	165,752
Emerson Electric Co.	16,314	1,433,022
LVMH Moet Hennessy Louis Vuitton SE - ADR	19,048	2,982,345
Mueller Industries, Inc.	5,151	285,005
Nucor Corp.	25,092	2,666,276
POSCO - ADR	9,292	512,639
Silgan Holdings, Inc. (c)	2,384	98,864
Stanley Black & Decker, Inc.	6,255	1,093,124
Valmont Industries, Inc.	1,071	256,001
Vista Outdoor, Inc. (a)	6,669	291,235
		13,066,841
Food and Beverage Stores - 0.86%
Aeon Co. Ltd. - ADR	43,468	1,001,068
Carrefour SA - ADR	429,246	1,440,120
J Sainsbury PLC - ADR	50,753	753,682
Jeronimo Martins SGPS SA - ADR	1,000	44,010
Koninklijke Ahold Delhaize NV - ADR	25,488	859,455
Kroger Co.	49,993	2,076,209
Shoprite Holdings Ltd. - ADR	51,712	633,472
Sprouts Farmers Market, Inc. (a)(c)	8,199	216,946
Tesco PLC - ADR (c)	159,340	1,795,762
Weis Markets, Inc. (c)	8,721	548,987
		9,369,711
Food Manufacturing - 1.57%
Ajinomoto Co., Inc. - ADR	101,011	3,030,331
Archer-Daniels-Midland Co.	75,680	4,708,053
Bunge Ltd. (b)	7,146	618,629
Conagra Foods, Inc.	14,077	430,052
CP Pokphand Co. Ltd. - ADR	22,865	81,626
Darling Ingredients, Inc. (a)	5,471	369,402
General Mills, Inc.	416	25,696
Hershey Co.	3,798	674,107
Industrias Bachoco SAB de CV - ADR	101	4,024
JBS SA - ADR	13,666	171,098
JM Smucker Co. (c)	12,240	1,547,993
Kraft Heinz Co.	27,982	940,475
Marfrig Global Foods SA - ADR	2,682	11,103
Medifast, Inc.	914	188,046
Mondelez International, Inc. - Class A	9,040	532,818
Premier Foods PLC - ADR	196,929	1,369,641
Tate & Lyle PLC - ADR	11,419	390,929
Tiger Brands Ltd. - ADR	5,821	67,698
Tyson Foods, Inc. - Class A	25,379	2,003,926
		17,165,647
Food Services and Drinking Places - 0.27%
Bloomin' Brands, Inc. (a)	8,227	145,371
Chipotle Mexican Grill, Inc. (a)(c)	580	953,178
Darden Restaurants, Inc.	7,266	1,002,344
Texas Roadhouse, Inc. (c)	12	995
Yelp, Inc. (a)	8,474	290,489
Yum! Brands, Inc.	5,003	614,569
		3,006,946
Funds, Trusts, and Other Financial Vehicles - 0.45%
Absa Group Ltd. - ADR	8,805	147,440
Carlyle Group, Inc.	15,716	859,508
Coca-Cola HBC AG - ADR	746	23,044
Garmin Ltd. (b)	20,776	2,774,426
Straumann Holding AG - ADR	3,551	379,176
Sumitomo Mitsui Financial Group, Inc. - ADR	19,333	125,085
Up Fintech Holding Ltd. - ADR (a)(c)	11,925	72,027
Woolworths Holdings Ltd. (b)	156,425	507,756
		4,888,462
Furniture and Home Furnishings Stores - 0.11%
Bed Bath & Beyond, Inc. (a)(c)	7,338	134,506
RH (a)(c)	652	380,233
Ryohin Keikaku Co. Ltd. - ADR	8,074	129,426
Williams-Sonoma, Inc. (c)	3,107	605,368
		1,249,533
Furniture and Related Product Manufacturing - 0.03%
HNI Corp. (c)	2,500	98,775
Natuzzi SpA - ADR (a)	3,179	50,387
Sleep Number Corp. (a)(c)	2,144	171,048
		320,210
Gasoline Stations - 0.13%
Cango, Inc. - ADR (c)	64,906	204,454
Chevron Corp.	10,597	1,196,083
		1,400,537
General Merchandise Stores - 1.62%
Big Lots, Inc. (c)	3,212	139,337
BJ's Wholesale Club Holdings, Inc. (a)(c)	2,477	163,854
Costco Wholesale Corp.	7,166	3,865,196
Dillard's, Inc. - Class A (c)	1,431	391,951
Dollar General Corp.	8,716	1,928,851
Dollar Tree, Inc. (a)	9,033	1,208,886
Etablissements Franz Colruyt NV - ADR (c)	3,071	35,716
Kohl's Corp. (c)	10,391	532,331
Macy's, Inc. (c)	17,584	501,144
Pan Pacific International Holdings Corp. - ADR	37,359	632,936
PriceSmart, Inc.	2,098	150,469
Target Corp.	20,059	4,891,186
Walmart, Inc.	23,343	3,282,726
		17,724,583
Health and Personal Care Stores - 0.66%
Aspen Pharmacare Holdings Ltd. - ADR	9,354	140,404
CVS Health Corp.	37,261	3,318,465
Forward Pharma A/S - ADR (a)	1,274	8,268
Rite Aid Corp. (a)(c)	3,663	45,128
Ulta Beauty, Inc. (a)	4,793	1,840,272
Walgreens Boots Alliance, Inc.	41,014	1,837,427
		7,189,964
Heavy and Civil Engineering Construction - 0.16%
Granite Construction, Inc. (c)	5,963	231,841
JGC Holdings Corp. - ADR	19,354	329,937
New World Development Co. Ltd. - ADR	7,784	15,724
Primoris Services Corp.	8,368	187,611
Skanska AB - ADR	36,454	849,014
Vallourec SA - ADR	79,027	138,455
		1,752,582
Hospitals - 0.33%
HCA Healthcare, Inc.	10,682	2,409,753
Tenet Healthcare Corp. (a)(c)	4,901	357,136
Universal Health Services, Inc. - Class B	6,965	826,954
		3,593,843
Insurance Carriers and Related Activities - 5.98%
Admiral Group PLC - ADR	12,124	481,262
Aegon NV (b)	248,518	1,093,479
Aflac, Inc.	35,602	1,927,492
Alleghany Corp. (a)	338	218,645
Allstate Corp.	20,878	2,269,856
American Equity Invesment Life Holding Co.	2,067	69,513
American Financial Group, Inc.	4,114	549,672
American International Group, Inc.	6,991	367,727
American National Group, Inc.	2,578	487,887
Anthem, Inc.	5,749	2,335,416
Arch Capital Group Ltd. (a)(b)	5,390	217,648
Assurant, Inc.	1,135	172,634
Athene Holding Ltd. - Class A (a)(b)	5,824	477,102
Aviva PLC - ADR	145,436	1,481,993
AXA SA - ADR	125,087	3,443,645
Berkshire Hathaway, Inc. - Class A (a)(c)	14	5,836,264
Berkshire Hathaway, Inc. - Class B (a)	46,202	12,783,632
Chubb Ltd. (b)	2,592	465,186
Cigna Corp.	3,942	756,470
Cincinnati Financial Corp. (c)	18,479	2,104,758
CNO Financial Group, Inc.	25,123	569,287
Direct Line Insurance Group PLC - ADR	33,881	481,788
eHealth, Inc. (a)	18	397
Employers Holdings, Inc.	4,428	170,965
Everest Re Group Ltd. (b)	2,406	616,850
Fidelity National Financial, Inc.	22,127	1,082,232
First American Financial Corp.	7,683	569,925
Genworth Financial, Inc. - Class A (a)	35,817	136,821
Gjensidige Forsikring ASA - ADR	44,197	986,035
Hanover Insurance Group, Inc.	4,334	527,665
Hartford Financial Services Group, Inc.	25,231	1,667,769
Horace Mann Educators Corp.	448	16,607
Lincoln National Corp. (c)	26,267	1,742,290
Markel Corp. (a)	225	268,835
Mercury General Corp.	6,551	334,232
MS&AD Insurance Group Holdings, Inc. - ADR	81,057	1,175,327
National Western Life Group, Inc. - Class A	261	53,153
NN Group NV - ADR	123,345	3,063,274
Old Republic International Corp.	21,751	521,154
Prudential Financial, Inc.	8,374	856,325
Reinsurance Group of America, Inc.	586	55,617
Safety Insurance Group, Inc.	909	70,238
Selective Insurance Group, Inc.	6,706	506,571
SiriusPoint Ltd. (a)(b)	16,788	129,268
Suncorp Group Ltd. - ADR	143,770	1,111,342
T&D Holdings, Inc. - ADR	279,615	1,605,549
Tivity Health, Inc. (a)(c)	3,294	78,463
Tokio Marine Holdings, Inc. - ADR	36,686	1,850,625
Topdanmark AS - ADR	17,946	96,549
UnitedHealth Group, Inc.	16,067	7,137,284
Unum Group	4,530	104,643
White Mountains Insurance Group Ltd. (b)	309	309,896
		65,437,257
Leather and Allied Product Manufacturing - 0.08%
Crocs, Inc. (a)(c)	1,925	315,739
Tapestry, Inc.	14,152	567,778
		883,517
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.23%
Cie Generale des Etablissements Michelin SCA - ADR	3,314	97,829
L'Oreal SA - ADR	24,691	2,228,857
Marathon Digital Holdings, Inc. (a)(c)	2,762	141,055
		2,467,741
Machinery Manufacturing - 4.25%
AGCO Corp.	2,977	328,095
Applied Materials, Inc.	37,742	5,555,245
ASML Holding NV (b)	7,006	5,545,319
Brooks Automation, Inc.	5,191	587,102
Canon, Inc. - ADR	65,064	1,431,408
Carrier Global Corp.	20,896	1,130,892
Casio Computer Co. Ltd. - ADR	1,676	213,690
Caterpillar, Inc.	4,150	802,403
Cummins, Inc.	4,907	1,029,243
Daikin Industries Ltd. - ADR	109,468	2,240,809
Deere & Co.	8,927	3,084,635
Dover Corp.	9,848	1,613,595
Fabrinet (a)(b)	6,501	718,751
FANUC Corp. - ADR	34,629	682,538
FUJIFILM Holdings Corp. - ADR	28,324	2,233,631
General Electric Co.	21,390	2,031,837
Hexagon AB - ADR (c)	40,348	586,862
Husqvarna AB - ADR	25,799	732,692
II-VI, Inc. (a)(c)	5,761	360,235
KLA Corp.	8,781	3,583,790
Komatsu Ltd. - ADR	28,285	640,938
Konica Minolta, Inc. - ADR	24,717	205,685
Makita Corp. - ADR	25,567	1,121,368
Mettler-Toledo International, Inc. (a)	336	508,748
Nikon Corp. - ADR	23,800	244,902
NSK Ltd. - ADR	6,607	87,807
Olympus Corp. - ADR	34,622	763,415
Parker Hannifin Corp.	7,620	2,301,696
Ricoh Co. Ltd. - ADR	49,819	436,414
Rolls-Royce Holdings PLC - ADR	164,510	269,796
SMC Corp. - ADR (c)	48,720	1,563,912
Sunny Optical Technology Group Co. Ltd. - ADR	161	48,873
Tokyo Electron Ltd. - ADR	28,284	3,726,417
Weichai Power Co. Ltd. - ADR	6,389	91,043
		46,503,786
Management of Companies and Enterprises - 2.01%
Allianz SE - ADR	89,688	1,948,023
America Movil SAB de CV - Class A - ADR	2,191	37,820
America Movil SAB de CV - Class L - ADR	62,523	1,089,151
Capital One Financial Corp.	15,476	2,174,842
Carnival Corp. (a)(b)	26,569	468,146
Cie Financiere Richemont SA - ADR	75,027	1,114,901
Citizens Financial Group, Inc.	23,893	1,129,422
Enstar Group Ltd. (a)(b)	1,036	231,132
Four Seasons Education Cayman, Inc. - ADR (a)	5,798	8,407
Henderson Land Development Co. Ltd. - ADR (c)	74,005	309,341
Jupai Holdings Ltd. - ADR (a)	33,900	35,256
K+S AG - ADR (a)	2,916	25,369
KB Financial Group, Inc. - ADR	16,625	737,818
KOC Holding AS - ADR	17,077	176,747
Kuehne + Nagel International AG - ADR	7,109	407,061
Mitsubishi UFJ Financial Group, Inc. - ADR	665,012	3,511,263
Nitori Holdings Co. Ltd. - ADR	19,911	312,603
Purple Biotech Ltd. - ADR (a)	6,497	25,793
Puxin Ltd. - ADR (a)	3,875	1,636
Qudian, Inc. - ADR (a)	69,671	97,539
Recruit Holdings Co. Ltd. - ADR	209,986	2,551,330
Seven & i Holdings Co. Ltd. - ADR	90,634	1,819,024
Shinhan Financial Group Co. Ltd. - ADR	23,065	672,114
Telefonica SA - ADR	449,683	2,028,070
thyssenkrupp AG - ADR (a)	48,902	538,656
Woori Financial Group, Inc. - ADR	15,508	495,946
		21,947,410
Merchant Wholesalers, Durable Goods - 1.75%
Arcelik AS - ADR	67,911	1,083,859
Arrow Electronics, Inc. (a)	6,264	762,016
Avnet, Inc.	11,866	430,380
Cars.com, Inc. (a)(c)	8,754	146,017
CD Projekt SA - ADR	7,175	80,217
CECONOMY AG - ADR (a)	8,008	6,406
Cie de Saint-Gobain - ADR	156,387	1,989,243
Coloplast A/S - ADR (c)	61,917	1,013,891
Electrolux AB - Class B - ADR	4,408	197,699
Elekta AB - ADR (c)	24,218	285,772
Geely Automobile Holdings Ltd. - ADR	10,280	612,585
Genuine Parts Co.	1,848	236,064
Glencore PLC - ADR	151,757	1,437,139
Global Industrial Co.	2,311	92,579
GMS, Inc. (a)	6,168	344,606
Henry Schein, Inc. (a)	5,844	415,275
Lenovo Group Ltd. - ADR	5,519	112,008
LKQ Corp.	39,909	2,230,912
ODP Corp. (a)	8,629	325,831
Owens & Minor, Inc. (c)	4,372	174,880
Reliance Steel & Aluminum Co.	3,460	514,260
Rexel SA - ADR	19,475	361,651
Rush Enterprises, Inc. - Class A	10,785	549,604
Rush Enterprises, Inc. - Class B	1,479	72,146
ScanSource, Inc. (a)	2,016	63,000
Schnitzer Steel Industries, Inc. - Class A	8,725	419,673
Sims Ltd. - ADR	61,087	610,870
SYNNEX Corp.	4,331	448,085
TE Connectivity Ltd. (b)	7,246	1,115,377
Unicharm Corp. - ADR	231,086	2,003,515
Volkswagen AG - ADR	26,312	732,789
WESCO International, Inc. (a)	2,677	332,296
		19,200,645
Merchant Wholesalers, Nondurable Goods - 2.08%
Amneal Pharmaceuticals, Inc. (a)	23,405	97,833
Biofrontera AG - ADR	2,646	10,346
Brenntag SE - ADR	29,319	502,088
Capri Holdings Ltd. (a)(b)	5,142	304,509
Cardinal Health, Inc.	2,567	118,672
Endo International PLC (a)(b)	30,269	169,506
ENN Energy Holdings Ltd. - ADR	24,869	1,868,034
Gazprom Neft PJSC - ADR	5,377	177,307
Imperial Brands PLC - ADR (c)	74,911	1,554,403
Industria de Diseno Textil SA - ADR	7,727	122,164
ITOCHU Corp. - ADR	45,768	2,609,691
Koppers Holdings, Inc. (a)	6,844	206,689
Kunlun Energy Co. Ltd. - ADR	27,909	262,903
LUKOIL PJSC - ADR	10,626	937,001
Marubeni Corp. - ADR	15,711	1,408,335
McKesson Corp.	1,231	266,832
Mitsui & Co. Ltd. - ADR (c)	3,079	1,388,352
Orkla ASA - ADR	154,501	1,419,864
Roche Holding AG - ADR	147,192	7,180,025
Suntory Beverage & Food Ltd. - ADR	40,639	715,246
UCB SA - ADR	12,405	678,554
United Natural Foods, Inc. (a)(c)	4,713	234,330
Universal Corp.	4,894	227,914
World Fuel Services Corp.	13,805	344,987
		22,805,585
Mining (except Oil and Gas) - 0.68%
Anglo American Platinum Ltd. - ADR	3,915	70,079
Anglo American PLC - ADR	126,901	2,346,400
BHP Group PLC - ADR	37,882	2,082,753
Cia de Minas Buenaventura SAA - ADR (a)	52	380
CNX Resources Corp. (a)(c)	5,824	79,439
DRDGOLD Ltd. - ADR	10,048	92,542
Freeport-McMoRan, Inc.	32,017	1,187,190
Kumba Iron Ore Ltd. - ADR	276	2,680
Lynas Corp Ltd. - ADR (a)	97,718	608,783
Newmont Corp.	14,576	800,514
South32 Ltd. - ADR	15,615	195,812
Summit Materials, Inc. - Class A (a)	384	14,323
		7,480,895
Miscellaneous Manufacturing - 2.28%
Acushnet Holdings Corp. (c)	11,358	617,648
Align Technology, Inc. (a)	739	451,921
Argenx SE - ADR (a)	469	130,949
British American Tobacco PLC - ADR	34,967	1,176,640
Chow Tai Fook Jewellery Group Ltd. - ADR	75,814	1,357,071
ConvaTec Group PLC - ADR	2,413	24,842
Cooper Cos., Inc.	4,353	1,638,773
DENTSPLY SIRONA, Inc.	4,336	211,337
DexCom, Inc. (a)	928	522,084
Edwards Lifesciences Corp. (a)	7,333	786,904
Envista Holdings Corp. (a)(c)	10,743	416,828
EssilorLuxottica SA - ADR	6,036	606,467
Getinge AB - ADR	33,672	1,419,612
Hoya Corp. - ADR	17,008	2,701,720
Inogen, Inc. (a)	1,142	34,888
Integra LifeSciences Holdings Corp. (a)(c)	6,084	389,072
Johnson & Johnson	41,902	6,533,778
Mattel, Inc. (a)	15,252	323,495
Medigus Ltd. - ADR (a)	53,015	61,497
Merit Medical Systems, Inc. (a)	3,566	224,159
Nintendo Co., Ltd. - ADR	32,714	1,801,886
Peloton Interactive, Inc. (a)	845	37,180
Quoin Pharmaceuticals Ltd. - ADR (a)	1,550	5,875
Siemens Healthineers AG - ADR	17,326	631,706
Sonova Holding AG - ADR	11,709	882,742
STAAR Surgical Co. (a)(c)	2,220	211,322
Terumo Corp. - ADR	23,852	966,245
Top Glove Corp. Bhd - ADR (c)	40,456	112,872
Yamaha Corp. - ADR	12,609	644,194
		24,923,707
Miscellaneous Store Retailers - 0.19%
Mr Price Group Ltd. - ADR	29,794	367,598
Tractor Supply Co.	7,836	1,765,686
		2,133,284
Motion Picture and Sound Recording Industries - 0.13%
AMC Entertainment Holdings, Inc. (a)(c)	29,088	987,247
Lions Gate Entertainment Corp. - Class A (a)(b)	15,958	233,785
Lions Gate Entertainment Corp. - Class B (a)(b)	13,540	184,821
		1,405,853
Motor Vehicle and Parts Dealers - 0.70%
Advance Auto Parts, Inc.	5,191	1,145,758
Asbury Automotive Group, Inc. (a)	2,216	362,626
AutoNation, Inc. (a)	8,357	1,035,013
AutoZone, Inc. (a)	511	928,523
CarMax, Inc. (a)	5,614	792,978
Carvana Co. (a)(c)	2,374	665,717
Group 1 Automotive, Inc. (c)	2,953	575,097
Lithia Motors, Inc. - Class A (c)	1,618	471,372
O'Reilly Automotive, Inc. (a)	1,464	934,266
Penske Automotive Group, Inc. (c)	5,932	590,946
Sonic Automotive, Inc. - Class A (c)	3,116	139,940
		7,642,236
National Security and International Affairs - 0.05%
Leidos Holdings, Inc.	5,985	526,141
Nonmetallic Mineral Product Manufacturing - 0.64%
3M Co.	9,241	1,571,340
AGC, Inc. - ADR	91,528	886,906
Corning, Inc.	32,567	1,207,910
HeidelbergCement AG - ADR	33,687	450,226
Loma Negra Cia Industrial Argentina SA - ADR	35,311	214,691
Mohawk Industries, Inc. (a)	9,868	1,656,542
Quanex Building Products Corp. (c)	11,715	250,350
TOTO Ltd. - ADR	12,407	558,316
Wienerberger AG - ADR	27,173	198,906
		6,995,187
Nonstore Retailers - 0.83%
Amazon.com, Inc. (a)	139	487,483
Baozun, Inc. - ADR (a)	17,065	235,326
Chewy, Inc. (a)(c)	1,845	125,940
eBay, Inc.	38,157	2,574,070
Etsy, Inc. (a)	8,238	2,261,990
Grupo Aval Acciones y Valores SA - ADR	79,882	426,570
JD.com, Inc. - ADR (a)	14,717	1,237,847
Jumia Technologies AG - ADR (a)(c)	5,400	63,882
Lands' End, Inc. (a)(c)	6,537	150,416
MonotaRO Co. Ltd. - ADR	19,879	394,161
Overstock.com, Inc. (a)(c)	1,851	165,220
Pinduoduo, Inc. - ADR (a)	2,939	195,444
Yunji, Inc. - ADR (a)	3,662	2,967
ZOZO, Inc. - ADR (c)	123,032	778,177
		9,099,493
Nursing and Residential Care Facilities - 0.07%
Brookdale Senior Living, Inc. (a)	25,872	151,610
Ensign Group, Inc.	5,095	388,901
Healthcare Services Group, Inc. (c)	3,982	69,685
National HealthCare Corp.	2,337	150,713
		760,909
Oil and Gas Extraction - 1.50%
AP Moeller - Maersk A/S - ADR (c)	113,037	1,703,468
APA Corp. (c)	17,379	447,857
Continental Resources, Inc. (c)	9,796	434,355
Devon Energy Corp. (c)	43,140	1,814,468
Eni SpA - ADR	27,733	731,874
EOG Resources, Inc.	27,179	2,364,573
Gazprom PJSC - ADR	153,579	1,374,532
Marathon Oil Corp.	50,374	780,293
Matador Resources Co. (c)	9,507	373,340
Murphy Oil Corp. (c)	11,224	298,334
Occidental Petroleum Corp.	16,529	490,085
Ovintiv, Inc.	8,282	287,882
Pampa Energia SA - ADR (a)	2,676	44,208
PDC Energy, Inc. (c)	5,797	292,343
Petroleo Brasileiro SA - ADR	26,732	285,230
Repsol SA - ADR	130,818	1,448,155
Royal Dutch Shell PLC - Class A - ADR	27,811	1,169,174
Royal Dutch Shell PLC - Class B - ADR	42,652	1,793,943
SM Energy Co.	5,860	169,940
Surgutneftegas PJSC - ADR	12,545	61,972
		16,366,026
Other Information Services - 0.34%
Facebook, Inc. - Class A (a)	10,447	3,389,634
Phoenix New Media Ltd. - ADR (c)	205,982	216,281
Pinterest, Inc. (a)	4,315	172,859
		3,778,774
Paper Manufacturing - 0.29%
Avery Dennison Corp.	4,689	961,573
Boise Cascade Co. (c)	6,793	440,390
International Paper Co.	30,994	1,410,847
WestRock Co.	9,525	413,290
		3,226,100
Performing Arts, Spectator Sports, and Related Industries - 0.07%
Entain PLC - ADR (a)	11,019	243,189
MultiChoice Group - ADR (c)	16,457	126,143
OPAP SA - ADR	22,550	154,693
TEGNA, Inc.	12,425	245,394
		769,419
Personal and Laundry Services - 0.14%
IAC/InterActiveCorp (a)	5,672	758,063
Kingfisher PLC - ADR	86,600	733,069
		1,491,132
Petroleum and Coal Products Manufacturing - 0.71%
BP PLC - ADR	84,551	2,194,945
Equinor ASA - ADR	8,766	219,676
Exxon Mobil Corp.	33,753	2,019,780
James Hardie Industries PLC - ADR	5,697	224,348
Marathon Petroleum Corp.	27,584	1,678,486
OMV AG - ADR	26,033	1,406,823
		7,744,058
Pipeline Transportation - 0.04%
Orsted AS - ADR	9,480	405,649
Transportadora de Gas del Sur SA - Class B - ADR (a)	10,853	43,955
		449,604
Plastics and Rubber Products Manufacturing - 0.23%
Berry Global Group, Inc. (a)	4,930	340,417
Bridgestone Corp. - ADR	52,925	1,056,383
Entegris, Inc.	5,132	749,682
Goodyear Tire & Rubber Co. (a)	17,224	346,375
		2,492,857
Postal Service - 0.08%
Royal Mail PLC - ADR	64,195	871,447
Primary Metal Manufacturing - 1.04%
Alcoa Corp. (c)	8,429	392,201
APERAM SA (b)(c)	14,798	710,378
ArcelorMittal SA (b)	48,974	1,311,524
Cia Siderurgica Nacional SA - ADR	37,961	145,770
Commercial Metals Co.	18,177	561,669
Encore Wire Corp.	6,431	903,298
Grupo Simec SAB de CV - ADR (a)	984	22,691
Kubota Corp. - ADR	16,582	1,724,031
Matthews International Corp.	5,085	176,297
Mechel PJSC - ADR (a)	22,849	65,577
Nippon Steel Corp. - ADR	55,430	837,270
Norsk Hydro ASA - ADR	303,078	1,985,161
Steel Dynamics, Inc.	9,740	582,452
Sumitomo Metal Mining Co. Ltd. - ADR	76,645	708,085
Tenaris SA - ADR	7,446	146,835
Ternium SA - ADR	13,922	531,681
United States Steel Corp. (c)	17,304	391,243
Usinas Siderurgicas de Minas Gerais SA Usiminas - ADR	13,517	33,117
Worthington Industries, Inc. (c)	4,439	212,983
		11,442,263
Printing and Related Support Activities - 0.13%
Dai Nippon Printing Co. Ltd. - ADR	47,996	567,313
TOPPAN, Inc. - ADR (c)	53,359	470,093
Warner Music Group Corp. (c)	9,034	391,443
		1,428,849
Professional, Scientific, and Technical Services - 4.55%
Accenture PLC - Class A (b)	19,861	7,098,322
AirNet Technology, Inc. - ADR (a)	417	892
Allscripts Healthcare Solutions, Inc. (a)(c)	11,766	195,669
Avadel Pharmaceuticals PLC - ADR (a)	6,169	55,274
Baidu, Inc. - ADR (a)	4,973	745,154
BioNTech SE - ADR (a)(c)	3,321	1,168,128
CACI International, Inc. - Class A (a)	2,090	542,209
Capgemini SE - ADR	18,990	879,807
Carlsberg AS - ADR	77,161	2,406,651
CDW Corp.	19,542	3,700,472
CGG SA - ADR (a)	285,561	208,174
Charles River Labratories International, Inc. (a)	591	216,229
Cheetah Mobile, Inc. - ADR (a)	11,024	15,323
China Finance Online Co. Ltd. - ADR (a)	564	3,705
Clear Channel Outdoor Holdings, Inc. (a)	27,483	84,373
Cognizant Technology Solutions Corp. - Class A	30,568	2,383,693
Dentsu Group, Inc. - ADR	951	29,995
Digital Turbine, Inc. (a)(c)	2,988	158,543
DXC Technology Co. (a)	11,550	346,385
Ebix, Inc. (c)	6,960	212,698
Endava PLC - ADR (a)	25	3,914
EPAM Systems, Inc. (a)	1,849	1,125,209
Evolution AB - ADR	726	76,107
F5 Networks, Inc. (a)(c)	2,349	534,585
Fujitsu Ltd. - ADR	57,672	1,912,980
Gartner, Inc. (a)	7,146	2,231,339
Genmab A/S - ADR (a)	40,041	1,542,379
Gravity Co. Ltd. - ADR (a)	6,904	542,033
Immutep Ltd. - ADR (a)	65,834	225,811
Indra Sistemas SA - ADR (a)	40,222	230,070
Infosys Ltd. - ADR	20,493	462,732
Insight Enterprises, Inc. (a)	6,630	653,851
Interpublic Group of Companies, Inc.	54,337	1,803,446
Jacobs Engineering Group, Inc.	13,115	1,869,675
Maxar Technologies, Inc.	5,285	145,496
Maximus, Inc.	5,943	448,399
Meggitt PLC - ADR (a)	2,041	40,259
Nielsen Holdings PLC (b)(c)	23,262	445,700
NortonLifeLock, Inc.	70,006	1,739,649
Omnicom Group, Inc. (c)	19,475	1,310,862
Palantir Technologies, Inc. (a)(c)	51,318	1,059,717
Palo Alto Networks, Inc. (a)	61	33,363
Pintec Technology Holdings Ltd. - ADR (a)	6,075	4,661
Publicis Groupe SA - ADR	74,855	1,211,902
Qurate Retail, Inc. - Class A	37,900	303,200
Sandvik AB - ADR	33,907	844,962
SAP SE - ADR	8,503	1,092,125
Snap, Inc. - Class A (a)(c)	20,512	976,576
Swatch Group AG - ADR	23,060	338,751
Syneos Health, Inc. (a)	4,906	476,667
Trade Desk, Inc. - Class A (a)	1,793	185,432
Ubiquiti, Inc. (c)	4,023	1,204,044
Unisys Corp. (a)	2,296	41,695
Unity Software, Inc. (a)(c)	1,396	240,656
Verint Systems, Inc. (a)(c)	9,359	445,395
Virtu Financial, Inc. - Class A (c)	11,922	335,962
VMware, Inc. - Class A	6,389	745,852
Wipro Ltd. - ADR	103,175	881,115
Wuxi Biologics Cayman, Inc. - ADR (a)	24,438	661,048
Xunlei Ltd. - ADR (a)	18,315	43,040
Yiren Digital Ltd. - ADR (a)	14,631	49,892
Zscaler, Inc. (a)(c)	2,501	867,772
		49,840,019
Publishing Industries (except Internet) - 4.14%
21Vianet Group, Inc. - ADR (a)	251	2,440
3D Systems Corp. (a)(c)	7,516	171,214
Activision Blizzard, Inc.	8,875	520,075
Adobe, Inc. (a)	467	312,820
Akamai Technologies, Inc. (a)	14,070	1,585,689
Bentley Systems, Inc. (c)	10,858	521,075
Bill.com Holdings, Inc. (a)(c)	3,606	1,012,745
Cadence Design System, Inc. (a)	78	13,842
CommVault Systems, Inc. (a)	4,460	280,445
Crowdstrike Holdings, Inc. - Class A (a)(c)	4,934	1,071,369
Datadog, Inc. (a)(c)	2,177	388,137
Dynatrace, Inc. (a)	7,109	446,801
Gaotu Techedu, Inc. - ADR (a)	626	1,671
Hello Group, Inc. - ADR	2,387	27,618
Hewlett Packard Enterprise Co.	166,628	2,391,112
HubSpot, Inc. (a)(c)	914	737,516
Intuit, Inc.	1,586	1,034,548
Microsoft Corp.	59,412	19,641,012
MongoDB, Inc. (a)(c)	1,660	826,846
News Corp. - Class A	73,836	1,596,334
News Corp. - Class B	74,322	1,601,639
Oracle Corp.	42,789	3,882,674
Pearson PLC - ADR	12,874	103,636
PTC, Inc. (a)(c)	2,585	283,264
SPS Commerce, Inc. (a)	1,675	236,158
Square, Inc. - Class A (a)(c)	4,040	841,653
SS&C Technologies Holdings, Inc.	18,711	1,428,211
Synopsys, Inc. (a)	9,412	3,209,492
Tarena International, Inc. - ADR (a)	19,035	14,086
Trend Micro, Inc. - ADR	10,130	585,514
Vipshop Holdings Ltd. - ADR (a)	18,805	183,725
ZoomInfo Technologies, Inc. (a)	5,172	319,112
		45,272,473
Rail Transportation - 0.04%
CSX Corp.	12,198	422,783
Real Estate - 0.83%
CBRE Group, Inc. - Class A (a)	25,044	2,393,456
eXp World Holdings, Inc. (c)	4,564	167,544
Forestar Group, Inc. (a)	9,637	191,005
Gafisa SA - ADR	200	136
IRSA Inversiones y Representaciones SA - ADR (a)	18,703	79,488
Jefferies Financial Group, Inc.	24,138	907,106
Jones Lang LaSalle, Inc. (a)	4,074	957,024
KE Holdings, Inc. - ADR (a)	881	17,629
Marcus & Millichap, Inc. (a)	10,955	469,422
Mitsubishi Estate Co. Ltd. - ADR	49,576	676,960
Newmark Group, Inc. - Class A (c)	25,640	411,778
Realogy Holdings Corp. (a)	15,713	238,680
RMR Group, Inc. - Class A	7,651	249,958
Sekisui House Ltd. - ADR	52,425	1,019,667
Sun Hung Kai Properties Ltd. - ADR	81,569	994,326
Walker & Dunlop, Inc.	1,915	269,421
		9,043,600
Rental and Leasing Services - 0.59%
Air Lease Corp.	2,238	90,840
AMERCO	729	513,625
Ashtead Group PLC - ADR	2,777	899,637
Avis Budget Group, Inc. (a)(c)	926	254,270
Cerence, Inc. (c)	1,981	148,932
Navient Corp.	24,083	475,158
Netflix, Inc. (a)	2,848	1,828,131
Rent-A-Center, Inc. (c)	5,759	254,375
Ryder System, Inc. (c)	4,841	402,190
Triton International Ltd. (b)	12,462	697,498
United Rentals, Inc. (a)	2,568	869,884
		6,434,540
Repair and Maintenance - 0.08%
SKF AB - ADR	32,409	742,814
Valvoline, Inc.	5,628	191,746
		934,560
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.43%
360 DigiTech, Inc. - ADR (a)	11,859	276,078
Amarin Corp. PLC - ADR (a)	41,747	150,289
Artisan Partners Asset Management, Inc. - Class A	7,919	354,217
Astra International, Tbk PT - ADR	58,268	467,892
Bidvest Group Ltd. - ADR	4,133	93,819
Blackstone Group, Inc. - Class A	11,605	1,641,526
Cerevel Therapeutics Holdings, Inc. (a)	2,494	77,788
Chemed Corp.	436	202,954
CK Hutchison Holdings Ltd. - ADR	1,730	10,813
Daiwa Securities Group, Inc. - ADR	148,409	845,931
Daqo New Energy Corp. - ADR (a)	4,345	249,142
EDAP TMS SA - ADR (a)	13,276	75,806
Evercore, Inc. - Class A	3,363	466,448
Federated Hermes, Inc. (c)	2,512	84,680
First Pacific Co. Ltd. - ADR	325,616	563,316
Franklin Resources, Inc.	8,593	278,413
Futu Holdings Ltd. - ADR (a)(c)	19,253	914,325
Genting Bhd - ADR	2,358	12,238
Goldman Sachs Group, Inc.	9,666	3,682,650
Hong Kong Exchanges & Clearing Ltd. - ADR	5,363	296,145
Indivior PLC - ADR (a)	5,527	83,790
Invesco Ltd. (b)	21,133	471,900
Janus Henderson Group PLC (b)	11,137	475,884
Japan Exchange Group, Inc. - ADR	62,074	660,157
Leju Holdings Ltd. - ADR (a)	40,726	41,435
Lixil Corp. - ADR	21,438	1,042,530
LPL Financial Holdings, Inc.	12	1,891
Moelis & Co.	2,064	126,544
Morgan Stanley	30,515	2,893,432
NIO, Inc. - ADR (a)	12,747	498,790
Nomura Holdings, Inc. - ADR	277,973	1,159,147
Piper Jaffray Cos.	3,005	498,079
Randstad NV - ADR	4,546	143,335
Raymond James Financial, Inc.	13,878	1,364,069
RISE Education Cayman Ltd. - ADR (a)	710	419
Sea Ltd. - ADR (a)	2,356	678,693
Secoo Holding Ltd. - ADR (a)	8,288	5,346
Sibanye Stillwater Ltd. - ADR (c)	18,870	234,743
SLM Corp.	33,796	600,893
Societe Generale SA - ADR	260,668	1,634,387
StepStone Group, Inc.	8,881	367,407
Stifel Financial Corp. (c)	16,405	1,164,919
T Rowe Price Group, Inc.	2,356	471,082
TechnoPro Holdings, Inc. - ADR (c)	150,810	826,439
Uxin Ltd. - ADR (a)	90,757	200,573
Virtus Investment Partners, Inc. (c)	837	248,907
		26,639,261
Specialty Trade Contractors - 0.52%
Comfort Systems USA, Inc.	6,566	622,916
EMCOR Group, Inc.	7,314	872,853
Johnson Controls International PLC (b)	44,377	3,317,624
NetEase, Inc. - ADR	2,342	252,304
Quanta Services, Inc.	5,373	611,340
		5,677,037
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.08%
Camping World Holdings, Inc. - Class A (c)	3,720	163,159
Dick's Sporting Goods, Inc. (c)	5,676	667,271
		830,430
Support Activities for Agriculture and Forestry - 0.13%
Andersons, Inc.	8,508	289,102
Corteva, Inc.	22,842	1,027,890
VEON Ltd. - ADR (a)	39,233	67,873
		1,384,865
Support Activities for Mining - 1.29%
BHP Group Ltd. - ADR	8,385	471,153
Cleveland-Cliffs, Inc. (a)(c)	20,022	407,448
ConocoPhillips	27,825	1,951,367
Epiroc AB - ADR	41,363	1,003,466
Fortescue Metals Group Ltd. - ADR	44,571	1,085,750
Hess Corp.	4,162	310,152
Impala Platinum Holdings Ltd. - ADR	24,681	309,500
Inpex Corp. - ADR	110,682	902,058
Rio Tinto PLC - ADR	56,205	3,523,491
Schlumberger NV (b)	16,426	471,098
Targa Resources Corp.	11,505	594,003
TOTAL SE - ADR	58,111	2,672,525
Transocean Ltd. (a)(b)	89,715	270,939
Tullow Oil PLC - ADR (a)	50,158	13,941
Weir Group PLC - ADR (c)	7,989	89,237
		14,076,128
Support Activities for Transportation - 0.53%
CH Robinson Worldwide, Inc. (c)	4,432	421,439
DSV PANALPINA A/S - ADR	9,056	983,119
Expeditors International of Washington, Inc.	19,872	2,416,832
Grupo Aeroportuario del Sureste SAB de CV - ADR	753	137,611
Hub Group, Inc. - Class A (a)	4,471	347,263
Matson, Inc. (c)	7,110	579,678
XPO Logistics, Inc. (a)	12,150	880,146
		5,766,088
Telecommunications - 1.97%
Adyen NV - ADR (a)	39,293	1,090,774
Bezeq The Israeli Telecommunication Corp. Ltd. - ADR (a)	153,258	842,919
China Unicom Hong Kong Ltd. - ADR (e)	12,128	73,132
Deutsche Telekom AG - ADR	84,647	1,501,638
Eutelsat Communications SA - ADR	118,126	373,278
Hellenic Telecommunications Organization SA - ADR	6,723	58,087
j2 Global, Inc. (a)(c)	4,730	538,605
JOYY, Inc. - ADR (c)	15	768
KDDI Corp. - ADR	137,812	1,996,896
Koninklijke KPN NV - ADR	123,648	364,143
KT Corp. - ADR	111,181	1,410,887
Lumen Technologies, Inc. (c)	83,923	1,035,610
Magyar Telekom Telecommunications PLC - ADR	35,539	237,312
MTN Group Ltd. - ADR (a)	115,840	1,189,677
Nippon Telegraph & Telephone Corp. - ADR	76,623	2,112,880
Nokia Oyj - ADR (a)	107,079	599,642
Oxford Industries, Inc.	1,489	142,259
Partner Communications Co. Ltd. - ADR (a)	5,417	34,723
PLDT, Inc. - ADR (c)	11,812	393,221
Renren, Inc. - ADR (a)	12,094	314,444
ResMed, Inc.	2,535	646,045
Rostelecom PJSC - ADR (c)	24,510	169,732
SK Telecom Co Ltd. - ADR	21,606	993,858
SoftBank Corp. - ADR	40,313	554,908
Tele2 AB - ADR	23,058	162,282
Telecom Italia SpA/Milano - ADR	96,389	467,005
Telecom Italia SpA/Milano - ADR	19,240	101,587
Telefonaktiebolaget LM Ericsson - ADR	84,978	849,780
Telenor ASA - ADR	50,838	745,793
Telephone and Data Systems, Inc. (c)	6,930	122,522
Telkom Indonesia Persero Tbk PT - ADR	48,933	1,373,549
The9 Ltd. - ADR (a)(c)	16,790	167,732
Vodacom Group Ltd. - ADR	22,400	185,248
XL Axiata Tbk PT - ADR	85,559	372,182
Zoom Video Communications, Inc. - Class A (a)	1,516	320,498
		21,543,616
Textile Mills - 0.02%
Dunxin Financial Holdings Ltd. - ADR (a)(c)	19,549	22,481
National Presto Industries, Inc.	389	31,812
Teijin Ltd. - ADR	17,705	200,687
		254,980
Textile Product Mills - 0.07%
Hermes International - ADR	2,188	412,220
Interface, Inc.	12,319	175,669
Kontoor Brands, Inc.	4,021	216,812
		804,701
Transit and Ground Passenger Transportation - 0.04%
Lyft, Inc. - Class A (a)(c)	8,099	328,900
Uber Technologies, Inc. (a)	2,176	82,688
Yalla Group Ltd. - ADR (a)	9,202	65,886
		477,474
Transportation Equipment Manufacturing - 5.11%
AAR Corp. (a)(c)	2,704	88,313
Airbus SE - ADR (a)	46,384	1,299,680
Aisin Corp. - ADR (c)	9,340	348,849
Aptiv PLC (a)(b)	4,830	774,491
Aston Martin Lagonda Global Holdings Plc - ADR (a)	1,191	23,439
BAE Systems PLC - ADR	32,178	946,999
Bayerische Motoren Werke AG - ADR (c)	23,019	739,831
BorgWarner, Inc. (c)	22,464	972,242
Brilliance China Automotive Holdings Ltd. - ADR (a)(c)	37,772	160,531
BYD Co. Ltd. - ADR	6,658	526,315
Daimler AG - ADR	147,511	3,472,408
Denso Corp. - ADR	43,829	1,598,662
Ford Motor Co.	234,439	4,498,884
General Dynamics Corp.	10,498	1,983,806
General Motors Co. (a)	65,725	3,803,506
Great Wall Motor Co. Ltd. - ADR	14,975	634,416
Greenbrier Cos, Inc. (c)	3,205	128,168
Honda Motor Co. Ltd. - ADR	49,037	1,342,143
Huntington Ingalls Industries, Inc.	2,158	383,067
Isuzu Motors Ltd. - ADR	49,385	661,512
Kawasaki Heavy Industries Ltd. - ADR (a)(c)	25,234	170,342
Lear Corp.	7,306	1,225,874
Leonardo SpA - ADR (a)	146,570	491,742
Lockheed Martin Corp.	1,175	391,651
Mazda Motor Corp. - ADR (a)(c)	3,382	13,460
Niu Technologies - ADR (a)(c)	10,784	219,347
Oshkosh Corp.	6,870	739,212
Raytheon Technologies Corp.	23,652	1,913,920
REV Group, Inc. (c)	11,990	188,243
Shimano, Inc. - ADR	57,437	1,581,240
Subaru Corp. - ADR	21,529	202,157
Suzuki Motor Corp. - ADR	1,293	208,703
Tata Motors Ltd. - ADR (a)	30,262	924,201
Tesla, Inc. (a)(c)	7,962	9,114,579
Textron, Inc.	24,142	1,709,254
Toyota Industries Corp. - ADR	13,441	1,098,399
Toyota Motor Corp. - ADR	54,706	9,729,462
Vitesco Technologies Group AG - ADR (a)	286	2,477
Volvo AB - ADR	51,159	1,102,170
Westinghouse Air Brake Technologies Corp.	5,685	504,657
		55,918,352
Truck Transportation - 0.27%
ArcBest Corp. (c)	4,621	476,333
Knight-Swift Transportation Holdings, Inc. (c)	10,022	573,760
Old Dominion Freight Lines, Inc.	1,346	478,059
Saia, Inc. (a)	1,012	335,154
Schneider National, Inc. - Class B	18,739	460,979
Werner Enterprises, Inc. (c)	13,211	595,948
		2,920,233
Utilities - 2.32%
AES Corp.	20,430	477,653
Avista Corp.	7,858	302,612
CenterPoint Energy, Inc. (c)	22,620	586,084
Centrica PLC - ADR (a)	270,011	920,738
Cia Energetica de Minas Gerais - ADR (c)	15,046	47,696
CLP Holdings Ltd. - ADR	141,997	1,383,761
DTE Energy Co.	19,007	2,059,217
Duke Energy Corp.	5,777	560,427
E.ON SE - ADR	87,971	1,085,562
Électricité de France SA - ADR	58,457	161,341
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	401	2,374
Entergy Corp.	110	11,037
Evergy, Inc. (c)	25,167	1,593,071
Exelon Corp.	25,451	1,342,031
First Solar, Inc. (a)	3,582	371,095
FirstEnergy Corp.	53,987	2,033,150
Hong Kong & China Gas Co. Ltd. - ADR	521,923	748,960
Kinder Morgan, Inc.	35,866	554,488
MDU Resources Group, Inc.	23,652	644,044
New Jersey Resources Corp. (c)	2,497	91,840
NiSource, Inc.	6,036	147,942
NRG Energy, Inc.	37,005	1,332,920
ONEOK, Inc.	16,535	989,454
PG&E Corp. (a)	23,306	276,876
Pinnacle West Capital Corp.	1,409	91,655
Portland General Electric Co.	6,002	292,117
Power Assets Holdings Ltd. - ADR	16,032	94,717
PPL Corp.	4,614	128,408
Public Service Enterprise Group, Inc.	6,523	407,622
Red Electrica Corp. SA - ADR	102,227	1,077,473
RusHydro PJSC - ADR	295,310	271,685
South Jersey Indsustries, Inc. (c)	11,473	269,616
Southern Co.	28,489	1,740,678
SSE PLC - ADR	11,613	241,725
Suez SA - ADR	81,461	910,734
Tokyo Gas Co. Ltd. - ADR	65,161	553,217
UGI Corp. (c)	21,055	868,519
United Utilities Group PLC - ADR	2,056	59,172
Vale SA - ADR	54,491	674,054
		25,405,765
Waste Management and Remediation Services - 0.13%
Republic Sevices, Inc.	10,277	1,359,236
Veolia Environnement SA - ADR	3,450	111,332
		1,470,568
Water Transportation - 0.20%
International Seaways, Inc. (b)	4,171	60,897
Nippon Yusen KK - ADR (c)	155,007	2,021,756
Royal Caribbean Cruises Ltd. (a)(b)	1,255	87,624
		2,170,277
Wood Product Manufacturing - 0.27%
Builders FirstSource, Inc. (a)	12,049	836,682
Greif, Inc. - Class A (c)	6,611	401,156
Greif, Inc. - Class B	2,048	121,180
Louisiana-Pacific Corp.	7,870	514,305
Owens Corning	5,188	440,150
UFP Industries, Inc.	8,145	678,316
		2,991,789
TOTAL COMMON STOCKS (Cost $801,961,416)		1,046,242,578

PREFERRED STOCKS - 0.20%
Credit Intermediation and Related Activities - 0.01%
Bancolombia SA - ADR, 1.605% (d)	4,276	136,233
Management of Companies and Enterprises - 0.04%
Porsche Automobil Holding SE - ADR, 3.089% (d)	51,700	433,246
Merchant Wholesalers, Durable Goods - 0.10%
Volkswagen AG - ADR, 3.071% (d)	57,038	1,043,795
Oil and Gas Extraction - 0.03%
Petroleo Brasileiro SA - ADR, 8.659% (d)	11,571	119,760
Surgutneftegas PJSC - ADR, 17.915% (d)	47,748	246,380
		366,140
Utilities - 0.02%
Cia Energetica de Minas Gerais - ADR, 7.348% (d)	97,821	224,988
Companhia Paranaense de Energia - ADR, 26.386% (d)	635	3,353
		228,341
TOTAL PREFERRED STOCKS (Cost $2,609,083)		2,207,755

EXCHANGE-TRADED FUNDS - 0.97%
iShares MSCI EAFE ETF (c)	41,896	3,219,289
Vanguard FTSE Emerging Markets ETF (c)	11,426	562,045
Vanguard Large-Cap ETF	25,988	5,532,845
Vanguard Small-Cap ETF	5,876	1,290,663
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,905,416)		10,604,842

REAL ESTATE INVESTMENT TRUSTS - 2.11%
Funds, Trusts, and Other Financial Vehicles - 0.01%
Apollo Commercial Real Estate Finance, Inc.	8,628	116,737
Heavy and Civil Engineering Construction - 0.05%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR	57,851	145,206
Paramount Group, Inc.	50,462	401,678
		546,884
Professional, Scientific, and Technical Services - 0.01%
Extra Space Storage, Inc.	714	142,800
Real Estate - 1.80%
AGNC Investment Corp.	16,814	257,086
American Finance Trust, Inc.	13,287	105,499
Annaly Capital Mangement, Inc.	80,357	650,892
AvalonBay Communities, Inc.	741	177,003
Boston Properties, Inc. (c)	4,816	519,357
Brandywine Realty Trust (c)	35,672	458,385
Brixmor Property Group, Inc.	23,482	533,981
Chimera Investment Corp. (c)	21,610	343,599
Cousins Properties, Inc. (c)	10,734	405,316
Empire State Realty Trust, Inc. (c)	47,720	433,775
Equity Residential	12,704	1,083,778
Franklin Street Properties Corp.	18,301	105,414
Gaming and Leisure Properties, Inc.	8,289	374,000
Highwoods Properties, Inc.	9,495	410,184
Kimco Realty Corp.	27,626	619,375
Kite Realty Group Trust	10,580	212,870
Lexington Realty Trust (c)	26,846	404,032
Macerich Co. (c)	14,742	278,034
MFA Financial, Inc.	48,477	207,966
Mid-America Apartment Communities, Inc.	9,676	1,995,675
Office Properties Income Trust (c)	15,819	375,385
Omega Healthcare Investors, Inc. (c)	2,084	58,227
PennyMac Mortgage Investment Trust (c)	2,747	47,715
Piedmont Office Realty Trust, Inc. - Class A	17,070	296,677
PotlatchDeltic Corp.	9,223	499,333
Redwood Trust, Inc.	13,992	179,377
Regency Centers Corp.	33,839	2,346,396
RPT Realty	19,252	244,885
Simon Property Group, Inc.	13,454	2,056,309
SITE Centers Corp.	23,250	350,145
SL Green Realty Corp. (c)	9,817	681,594
Tanger Factory Outlet Centers, Inc. (c)	12,371	245,070
Two Harbors Investment Corp.	22,478	132,171
Urstadt Biddle Properties, Inc. - Class A (c)	10,527	198,750
VICI Properties, Inc. (c)	24,821	675,131
Welltower, Inc.	9,767	777,649
WP Carey, Inc. (c)	12,661	966,667
		19,707,702
Telecommunications - 0.03%
Uniti Group, Inc. (c)	21,881	290,361
Warehousing and Storage - 0.10%
Iron Mountain, Inc. (c)	24,945	1,133,501
Wood Product Manufacturing - 0.11%
Weyerhaeuser Co.	32,535	1,223,641
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,883,712)		23,161,626

RIGHTS - 0.00%
Chemical Manufacturing - 0.00%
Cellect Biotechnology CVR (a)	620,000	0
TOTAL RIGHTS (Cost $0)		0

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 12.10%
Money Market Fund - 12.10%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (f)	132,447,614	132,447,614
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $132,447,614)		132,447,614

SHORT-TERM INVESTMENTS - 0.94%
First American Government Obligations Fund, Class X, 0.026% (f)	10,265,945	10,265,945
TOTAL SHORT-TERM INVESTMENTS (Cost $10,265,945)		10,265,945

Total Investments (Cost $978,073,186) - 111.91%		1,224,930,360
Liabilities in Excess of Other Assets - (11.91)%		(130,373,002)
TOTAL NET ASSETS - 100.00%		$1,094,557,358

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of November 30, 2021. Total value of securities out on loan is $126,642,652.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $73,132, representing 0.01% of net assets.
(f)	The rate shown represents the seven day yield at November 30, 2021.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2021

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2021.

	Level 1	Level 2	Level 3^	Total
Assets:
Equity
Common Stocks*	$1,041,184,963	$4,984,483	$73,132	$1,046,242,578
Preferred Stocks*	2,207,755	-	-	2,207,755
Exchange-Traded Funds	10,604,842	-	-	10,604,842
Real Estate Investment Trusts*	23,161,626	-	-	23,161,626
Rights	-	0	-	0
Total Equity	1,077,159,186	4,984,483	73,132	1,082,216,801
Money Market Funds	142,713,559	-	-	142,713,559
Total Investments in Securities	$1,219,872,745	$4,984,483	$73,132	$1,224,930,360

* For further breakdown by industry, please refer to the Schedule of Investments.

^ The Fund measures Level 3 activity as of the end of each financial reporting period.

As of November 30, 2021, the Fund held level 3 investments that were valued at the most recent trade price in an inactive market. The Level 3 investments in securities represented less than 1% of the Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended November 30, 2021 is not presented.